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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:  028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY              August 10, 2012
--------------------         -----------------           -----------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------

Form 13F Information Table Entry Total:                          35
                                                        -----------

Form 13F Information Table Value Total:                  $2,465,400
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                           Perry Corp
                                                    Form 13F Information Table
                                                   Quarter ended June 30, 2012


                                                              VALUE        SHRS OR  SH/   PUT/  INVES   OTHR    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS       CUSIP     (x$1000)      PRN AMT  PRN   CALL  DISCR   MANG  SOLE   SHARED    NONE
----------------------------- --------------     ---------  ----------   ---------- ---   ----  ------  ----  ---- ----------  ----
AGNICO EAGLES MINES LTD       COM                008474108  $   72,828    1,800,000  SH         Shared    1         1,800,000
ALLIED NEVADA GOLD CORP       COM                019344100  $   59,093    2,082,206  SH         Shared    1         2,082,206
AMERICAN TOWER CORP NEW       COM                03027X100  $  227,208    3,250,000  SH         Shared    1         3,250,000
ANADARKO PETE CORP            COM                032511107  $   70,834    1,070,000  SH         Shared    1         1,070,000
ANADARKO PETE CORP            COM                032511107  $   68,649    1,037,000  SH   CALL  Shared    1         1,037,000
BANK OF AMERICA CORPORATION   COM                060505104  $   97,342   11,900,000  SH         Shared    1        11,900,000
BP PLC                        SPONSORED ADR      055622104  $  202,700    5,000,000  SH   CALL  Shared    1         5,000,000
BP PLC                        SPONSORED ADR      055622104  $  144,039    3,553,000  SH         Shared    1         3,553,000
CAESARS ENTMT CORP            COM                127686103  $    4,592      402,839  SH         Shared    1           402,839
CITIGROUP INC                 COM NEW            172967424  $   67,703    2,470,000  SH         Shared    1         2,470,000
DELPHI AUTOMOTIVE PLC         SHS                G27823106  $  117,102    4,592,253  SH         Shared    1         4,592,253
EXPRESS SCRIPTS INC           COM                30219G108  $  178,656    3,200,000  SH         Shared    1         3,200,000
GENERAL MTRS CO               *W EXP 07/10/2016  37045V118  $      505       45,743  SH         Shared    1            45,743
GENERAL MTRS CO               *W EXP 07/10/2019  37045V126  $      309       45,743  SH         Shared    1            45,743
HESS CORP                     COM                42809H107  $   69,520    1,600,000  SH         Shared    1         1,600,000
HEWLETT PACKARD CO            COM                428236103  $   80,440    4,000,000  SH         Shared    1         4,000,000
JOHNSON & JOHNSON             COM                478160104  $   31,486      466,051  SH         Shared    1           466,051
LAMAR ADVERTISING CO          CL A               512815101  $    8,580      300,000  SH         Shared    1           300,000
MBIA INC                      COM                55262C100  $   32,430    3,000,000  SH         Shared    1         3,000,000
MORGAN STANLEY                COM NEW            617446448  $   78,129    5,355,000  SH         Shared    1         5,355,000
MORGAN STANLEY                COM                617446448  $  144,441    9,900,000  SH   CALL  Shared    1         9,900,000
NORTH AMERN ENERGY PARTNERS   COM                656844107  $   11,864    4,598,466  SH         Shared    1         4,598,466
PHILLIPS 66                   COM                718546104  $   99,711    2,999,721  SH         Shared    1         2,999,721
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T      780097713  $   12,898      656,395  SH         Shared    1           656,395
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N     780097770  $   12,685      735,351  SH         Shared    1           735,351
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q     780097754  $   23,159    1,285,164  SH         Shared    1         1,285,164
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M      780097796  $   27,625    1,576,742  SH         Shared    1         1,576,742
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S      780097739  $   32,917    1,856,560  SH         Shared    1         1,856,560
ISHARES TR                    RUSSELL 2000       464287655  $   25,300      318,000  SH   PUT   Shared    1           318,000
SANOFI                        RIGHT 12/31/2020   80105N113  $    7,967    5,650,572  SH         Shared    1         5,650,572
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209  $   92,392    2,342,600  SH   CALL  Shared    1         2,342,600
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209  $  130,744    3,315,000  SH         Shared    1         3,315,000
UNITED CMNTY BKS BLAIRSVLE G  COM                90984P303  $   16,725    1,951,537  SH         Shared    1         1,951,537
UNIVERSAL AMERN CORP NEW      COM                91338E101  $   81,064    7,698,432  SH         Shared    1         7,698,432
YAHOO INC                     COM                984332106  $  133,764    8,450,000  SH         Shared    1         8,450,000

Total fair market value (in thousands):                     $2,465,400

